Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			ADJUSTED CONSOLIDATED OPERATING INCOME (IN MILLIONS) ($)(8)
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)			FEDEX TSR ($)(5)	DOW JONES TRANSPORTATION AVERAGE TSR ($)(6)	NET INCOME (IN MILLIONS) ($)(7)
2026	27,554,018	51,307,097	10,700,186	15,289,709	144.29	135.97	4,433	6,611
2025	12,873,691	7,273,193	5,637,869	3,590,384	74.76	93.26	4,092	6,120
2024	12,382,507	15,909,634	5,498,440	5,688,059	85.24	96.74	4,331	6,235
2023	13,249,823	12,796,020	6,296,043	5,689,551	71.69	87.08	3,972	4,948
2022	10,596,150	(19,560,048)	4,131,008	(1,388,125)	72.20	90.80	3,826	6,733
(1)
Reflects total compensation amounts for Mr. Subramaniam for fiscal 2026, 2025, 2024, and 2023 and Frederick W. Smith for fiscal 2022 reported in the proxy statements reporting pay for the fiscal years covered in the table above.

(2)
Reflects “compensation actually paid” to Mr. Subramaniam in fiscal 2026, 2025, 2024, and 2023 and Mr. Smith in fiscal 2022, as determined in accordance with Item 402(v) of Regulation S-K for each year, adjusted in accordance with Item 402(v) of Regulation S-K as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Subramaniam in fiscal 2026, 2025, 2024, or 2023 or Mr. Smith in fiscal 2022. For information regarding the decisions made by our Compensation & HR Committee relating to CEO compensation for each fiscal year, please see the “Executive Compensation — Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

YEAR	2022	2023	2024	2025	2026
CEO	F.W. Smith	R. Subramaniam	R. Subramaniam	R. Subramaniam	R. Subramaniam
SCT Total Compensation ($)	10,596,150	13,249,823	12,382,507	12,873,691	27,554,018
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(7,160,341)	(5,964,153)	(5,964,665)	(5,964,862)	(10,446,426)
Plus: Year End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,378,639	6,029,546	7,017,566	3,466,167	23,029,576
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	(24,455,363)	(484,674)	1,826,533	(3,150,182)	11,328,577
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	(2,970,262)	69,188	784,265	282,904	235,065
Less: Fair Value of Stock, and Option Awards that failed to meet Vesting Conditions in the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	(209,016)	(247,803)	(386,862)	(516,026)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	51,129	105,306	111,231	152,337	122,313
Compensation Actually Paid ($)	(19,560,048)	12,796,020	15,909,634	7,273,193	51,307,097
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718 as of the end of the respective fiscal year. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock awards grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year-end and as of each vesting date. Performance share unit (PSU) awards are valued using the stock price as of each measurement date multiplied by the estimated performance factor, which reflects the probable payout percentage based on the expected level of achievement of the applicable performance goals as determined by the Company. The aggregate change in actuarial present value of accumulated benefits under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Stock award valuations include reinvested dividends where applicable.
(3)
Reflects the average total compensation amounts reported in the Summary Compensation Table for the following non-CEO named executive officers for the indicated years:

2022: Messrs. Colleran, Subramaniam, Carter, and Lenz.
2023: Messrs. F.W. Smith, Carter, Lenz, and Mark R. Allen.
2024: Messrs. Krishnasamy, Allen, Carter, Dietrich, and Lenz.
2025: Messrs. Krishnasamy, J.A. Smith, and Dietrich and Ms. Carere.
2026: Messrs. Krishnasamy, Dietrich, and Talwar and Mses. Brightman and Carere.
(4)
Reflects the average of the “compensation actually paid” to our non-CEO named executive officers in each of fiscal 2022, 2023, 2024, 2025, and 2026 as determined in accordance with Item 402(v) of Regulation S-K for each year, adjusted in accordance with Item 402(v) of Regulation S-K as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. For information regarding the decisions made by our Compensation & HR Committee with respect the compensation of the non-CEO named executive officers for each fiscal year, please see the “Executive Compensation — Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

YEAR	2022 AVERAGE	2023 AVERAGE	2024 AVERAGE	2025 AVERAGE	2026 AVERAGE
Non-CEO NEOs(3)
SCT Total Compensation ($)	4,131,008	6,296,043	5,498,440	5,637,869	10,700,186
Less: Stock, and Option Award Values Reported in SCT for the Covered Year ($)	(2,061,624)	(1,670,867)	(2,300,849)	(2,743,298)	(4,640,026)
Plus: Year End Fair Value for Stock, and Option Awards Granted in the Covered Year ($)	1,381,663	1,685,166	2,000,364	1,559,936	6,466,755
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	(4,374,850)	(605,233)	437,425	(866,569)	2,013,736
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	(443,261)	(33,347)	294,355	99,626	160,789
Fair Value as of Vesting Date of Stock, and Option Awards Granted and Vested in the Covered Year ($)	—	—	214,520	—	617,392
Fair Value of Stock, and Option Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	—	—	(449,288)	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(94,867)	(34,030)	(51,743)	(156,083)	(62,460)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	73,806	51,819	44,835	58,904	33,337
Compensation Actually Paid ($)	(1,388,125)	5,689,551	5,688,059	3,590,384	15,289,709
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718 as of the end of the respective fiscal year. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end and as of each vesting date. Performance share unit (PSU) awards are valued using the stock price as of each measurement date multiplied by the estimated performance factor, which reflects the probable payout percentage based on the expected level of achievement of the applicable performance goals as determined by the Company. The aggregate change in actuarial present value of accumulated benefits under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Stock award valuations include reinvested dividends where applicable.
(5)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of FedEx for the measurement periods ending May 31, 2026, 2025, 2024, 2023, and 2022, respectively.

(6)
For the relevant fiscal year, represents the cumulative TSR of the Dow Jones Transportation Average (“Peer Group TSR”) for the measurement periods ending May 31, 2026, 2025, 2024, 2023, and 2022, respectively.

(7)
Reflects “Net Income” in FedEx’s audited consolidated income statements included in our Annual Reports on Form 10-K for fiscal 2026, 2025, 2024, 2023, and 2022.

(8)
Company-selected measure is adjusted consolidated operating income, as used in our AIC plans. See “Executive Compensation — Compensation Discussion and Analysis — Compensation Components” for a discussion of how adjusted consolidated operating income is used in our executive compensation program. See Appendix C for a reconciliation of adjusted consolidated operating income to the most directly comparable GAAP measure for fiscal 2026, 2025, 2024, 2023, and 2022.

Company Selected Measure Name	adjusted consolidated operating income
Named Executive Officers, Footnote
(1)
Reflects total compensation amounts for Mr. Subramaniam for fiscal 2026, 2025, 2024, and 2023 and Frederick W. Smith for fiscal 2022 reported in the proxy statements reporting pay for the fiscal years covered in the table above.
(3)
Reflects the average total compensation amounts reported in the Summary Compensation Table for the following non-CEO named executive officers for the indicated years:

2022: Messrs. Colleran, Subramaniam, Carter, and Lenz.
2023: Messrs. F.W. Smith, Carter, Lenz, and Mark R. Allen.
2024: Messrs. Krishnasamy, Allen, Carter, Dietrich, and Lenz.
2025: Messrs. Krishnasamy, J.A. Smith, and Dietrich and Ms. Carere.
2026: Messrs. Krishnasamy, Dietrich, and Talwar and Mses. Brightman and Carere.

Peer Group Issuers, Footnote
(6)
For the relevant fiscal year, represents the cumulative TSR of the Dow Jones Transportation Average (“Peer Group TSR”) for the measurement periods ending May 31, 2026, 2025, 2024, 2023, and 2022, respectively.

PEO Total Compensation Amount	$ 27,554,018	$ 12,873,691	$ 12,382,507	$ 13,249,823	$ 10,596,150
PEO Actually Paid Compensation Amount	$ 51,307,097	7,273,193	15,909,634	12,796,020	(19,560,048)
Adjustment To PEO Compensation, Footnote
(2)
Reflects “compensation actually paid” to Mr. Subramaniam in fiscal 2026, 2025, 2024, and 2023 and Mr. Smith in fiscal 2022, as determined in accordance with Item 402(v) of Regulation S-K for each year, adjusted in accordance with Item 402(v) of Regulation S-K as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Subramaniam in fiscal 2026, 2025, 2024, or 2023 or Mr. Smith in fiscal 2022. For information regarding the decisions made by our Compensation & HR Committee relating to CEO compensation for each fiscal year, please see the “Executive Compensation — Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

YEAR	2022	2023	2024	2025	2026
CEO	F.W. Smith	R. Subramaniam	R. Subramaniam	R. Subramaniam	R. Subramaniam
SCT Total Compensation ($)	10,596,150	13,249,823	12,382,507	12,873,691	27,554,018
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(7,160,341)	(5,964,153)	(5,964,665)	(5,964,862)	(10,446,426)
Plus: Year End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,378,639	6,029,546	7,017,566	3,466,167	23,029,576
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	(24,455,363)	(484,674)	1,826,533	(3,150,182)	11,328,577
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	(2,970,262)	69,188	784,265	282,904	235,065
Less: Fair Value of Stock, and Option Awards that failed to meet Vesting Conditions in the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	(209,016)	(247,803)	(386,862)	(516,026)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	51,129	105,306	111,231	152,337	122,313
Compensation Actually Paid ($)	(19,560,048)	12,796,020	15,909,634	7,273,193	51,307,097
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718 as of the end of the respective fiscal year. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock awards grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year-end and as of each vesting date. Performance share unit (PSU) awards are valued using the stock price as of each measurement date multiplied by the estimated performance factor, which reflects the probable payout percentage based on the expected level of achievement of the applicable performance goals as determined by the Company. The aggregate change in actuarial present value of accumulated benefits under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Stock award valuations include reinvested dividends where applicable.

Non-PEO NEO Average Total Compensation Amount	$ 10,700,186	5,637,869	5,498,440	6,296,043	4,131,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,289,709	3,590,384	5,688,059	5,689,551	(1,388,125)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Reflects the average of the “compensation actually paid” to our non-CEO named executive officers in each of fiscal 2022, 2023, 2024, 2025, and 2026 as determined in accordance with Item 402(v) of Regulation S-K for each year, adjusted in accordance with Item 402(v) of Regulation S-K as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. For information regarding the decisions made by our Compensation & HR Committee with respect the compensation of the non-CEO named executive officers for each fiscal year, please see the “Executive Compensation — Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

YEAR	2022 AVERAGE	2023 AVERAGE	2024 AVERAGE	2025 AVERAGE	2026 AVERAGE
Non-CEO NEOs(3)
SCT Total Compensation ($)	4,131,008	6,296,043	5,498,440	5,637,869	10,700,186
Less: Stock, and Option Award Values Reported in SCT for the Covered Year ($)	(2,061,624)	(1,670,867)	(2,300,849)	(2,743,298)	(4,640,026)
Plus: Year End Fair Value for Stock, and Option Awards Granted in the Covered Year ($)	1,381,663	1,685,166	2,000,364	1,559,936	6,466,755
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	(4,374,850)	(605,233)	437,425	(866,569)	2,013,736
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	(443,261)	(33,347)	294,355	99,626	160,789
Fair Value as of Vesting Date of Stock, and Option Awards Granted and Vested in the Covered Year ($)	—	—	214,520	—	617,392
Fair Value of Stock, and Option Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	—	—	(449,288)	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(94,867)	(34,030)	(51,743)	(156,083)	(62,460)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	73,806	51,819	44,835	58,904	33,337
Compensation Actually Paid ($)	(1,388,125)	5,689,551	5,688,059	3,590,384	15,289,709
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718 as of the end of the respective fiscal year. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end and as of each vesting date. Performance share unit (PSU) awards are valued using the stock price as of each measurement date multiplied by the estimated performance factor, which reflects the probable payout percentage based on the expected level of achievement of the applicable performance goals as determined by the Company. The aggregate change in actuarial present value of accumulated benefits under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Stock award valuations include reinvested dividends where applicable.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. FedEx and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted Consolidated Operating Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. FedEx and Peer Group TSR
Tabular List, Table
Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we used to link compensation actually paid to our named executive officers, for fiscal 2026, to company performance.
Adjusted consolidated operating income;

Adjusted EPS;

CapEx/Revenue;

Relative TSR; and

ROIC.

Total Shareholder Return Amount	$ 144.29	74.76	85.24	71.69	72.2
Peer Group Total Shareholder Return Amount	135.97	93.26	96.74	87.08	90.8
Net Income (Loss)	$ 4,433	$ 4,092	$ 4,331	$ 3,972	$ 3,826
Company Selected Measure Amount	6,611	6,120	6,235	4,948	6,733
PEO Name	Mr. Subramaniam
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted consolidated operating income
Non-GAAP Measure Description
(8)
Company-selected measure is adjusted consolidated operating income, as used in our AIC plans. See “Executive Compensation — Compensation Discussion and Analysis — Compensation Components” for a discussion of how adjusted consolidated operating income is used in our executive compensation program. See Appendix C for a reconciliation of adjusted consolidated operating income to the most directly comparable GAAP measure for fiscal 2026, 2025, 2024, 2023, and 2022.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	CapEx/Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (516,026)	$ (386,862)	$ (247,803)	$ (209,016)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,313	152,337	111,231	105,306	51,129
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,446,426)	(5,964,862)	(5,964,665)	(5,964,153)	(7,160,341)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,029,576	3,466,167	7,017,566	6,029,546	4,378,639
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,328,577	(3,150,182)	1,826,533	(484,674)	(24,455,363)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,065	282,904	784,265	69,188	(2,970,262)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,460)	(156,083)	(51,743)	(34,030)	(94,867)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,337	58,904	44,835	51,819	73,806
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,640,026)	(2,743,298)	(2,300,849)	(1,670,867)	(2,061,624)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,466,755	1,559,936	2,000,364	1,685,166	1,381,663
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013,736	(866,569)	437,425	(605,233)	(4,374,850)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,392		214,520
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,789	99,626	294,355	(33,347)	(443,261)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (449,288)